Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000241788
Shareholder Report [Line Items]
Fund Name	Beacon Selective Risk ETF
Trading Symbol	BSR
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-439-9093
Additional Information Website	https://beaconinvestingfunds.com/beacon-selective-risk/#documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Selective Risk ETF	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 31,646,432
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 21,413
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,646,432
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$21,413
Portfolio Turnover	100%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	26.6%
Equity	73.2%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Bond ETF	13.3%
Vanguard Utilities ETF	9.9%
Vanguard Information Technology ETF	9.7%
Vanguard Communication Services ETF	9.6%
Vanguard Consumer Staples ETF	9.4%
Vanguard Consumer Discretionary ETF	9.2%
Vanguard Materials ETF	8.7%
Vanguard Industrials ETF	8.4%
Vanguard Financials ETF	8.3%
Vanguard Short-Term Inflation-Protected Securities ETF	6.7%

C000241789
Shareholder Report [Line Items]
Fund Name	Beacon Tactical Risk ETF
Trading Symbol	BTR
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-439-9093
Additional Information Website	https://beaconinvestingfunds.com/beacon-tactical-risk/#documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Tactical Risk ETF	$48	1.00%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
AssetsNet	$ 27,591,404
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 6,481
InvestmentCompanyPortfolioTurnover	189.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,591,404
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$6,481
Portfolio Turnover	189%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	99.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	9.5%
Vanguard Communication Services ETF	9.4%
Vanguard Consumer Discretionary ETF	9.3%
Vanguard Energy ETF	9.2%
Vanguard Materials ETF	9.1%
Vanguard Financials ETF	9.1%
Vanguard Industrials ETF	9.1%
Vanguard Utilities ETF	8.9%
Vanguard Health Care ETF	8.8%
Vanguard Real Estate ETF	8.8%